Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Materials Portfolio
May 31, 2025
IND-NPRT1-0725
1.802177.121
Common Stocks - 99.7%
	Shares	Value ($)
BRAZIL - 3.0%
Materials - 3.0%
Metals & Mining - 3.0%
Wheaton Precious Metals Corp	250,000	21,661,748
CANADA - 7.3%
Materials - 7.3%
Chemicals - 1.6%
Nutrien Ltd (United States) (a)	197,700	11,670,231
Metals & Mining - 5.7%
Agnico Eagle Mines Ltd/CA	119,100	14,039,281
Alamos Gold Inc Class A	227,400	5,889,020
Altius Minerals Corp	256,700	4,926,934
Metalla Royalty & Streaming Ltd (b)	648,100	2,092,092
Orla Mining Ltd (b)	318,200	3,364,362
Teck Resources Ltd Class B (United States)	279,900	10,370,295
		40,681,984
TOTAL CANADA		52,352,215
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (a)(b)	158,625	1,228,683
GERMANY - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Orion SA	150,300	1,636,767
UNITED STATES - 86.0%
Industrials - 1.0%
Aerospace & Defense - 1.0%
ATI Inc (b)	94,500	7,525,980
Materials - 85.0%
Chemicals - 55.6%
Air Products and Chemicals Inc	140,300	39,131,073
Axalta Coating Systems Ltd (b)	672,700	20,719,160
Balchem Corp	129,258	21,547,309
Cabot Corp	60,000	4,481,399
CF Industries Holdings Inc	57,100	5,179,541
Chemours Co/The	831,761	8,425,739
Corteva Inc	510,811	36,165,419
DuPont de Nemours Inc	69,700	4,655,960
Ecolab Inc	243,600	64,705,032
Element Solutions Inc	753,100	16,101,278
Linde PLC	271,286	126,847,908
Mosaic Co/The	918,000	33,176,520
Sherwin-Williams Co/The	52,200	18,729,882
		399,866,220
Construction Materials - 9.1%
CRH PLC	252,100	22,981,436
Martin Marietta Materials Inc	39,700	21,737,735
Vulcan Materials Co	78,500	20,807,995
		65,527,166
Containers & Packaging - 11.7%
AptarGroup Inc	175,400	27,783,360
Avery Dennison Corp	59,000	10,486,070
Crown Holdings Inc	96,759	9,530,762
Greif Inc Class A	39,800	2,212,880
International Paper Co	557,000	26,630,170
Smurfit WestRock PLC	168,900	7,318,437
		83,961,679
Metals & Mining - 8.6%
Alcoa Corp	89,400	2,393,238
Commercial Metals Co	112,900	5,260,011
Freeport-McMoRan Inc	392,100	15,088,008
Hecla Mining Co	629,400	3,235,116
Newmont Corp	78,000	4,112,160
Nucor Corp	165,400	18,088,144
Steel Dynamics Inc	109,200	13,439,244
		61,615,921
TOTAL MATERIALS		610,970,986

TOTAL UNITED STATES		618,496,966
ZAMBIA - 3.0%
Materials - 3.0%
Metals & Mining - 3.0%
First Quantum Minerals Ltd (b)	1,433,400	21,234,395
TOTAL COMMON STOCKS (Cost $528,908,026)		716,610,774

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.32	1,029,805	1,030,011
Fidelity Securities Lending Cash Central Fund (c)(d)	4.32	13,954,815	13,956,210
TOTAL MONEY MARKET FUNDS (Cost $14,986,221)			14,986,221

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $543,894,247)	731,596,995
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(12,618,815)
NET ASSETS - 100.0%	718,978,180

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,904,522	42,487,358	45,361,869	45,882	-	-	1,030,011	1,029,805	0.0%
Fidelity Securities Lending Cash Central Fund	25,673,070	45,746,941	57,463,801	4,067	-	-	13,956,210	13,954,815	0.0%
Total	29,577,592	88,234,299	102,825,670	49,949	-	-	14,986,221

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.